Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	SFr 1,120	SFr 500
Acquisitions	1,813	898
Depreciation expense	(580)	(278)	SFr (287)
Property, plant and equipment, end of period	2,353	1,120	500
Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	3,274	2,376
Property, plant and equipment, end of period	5,087	3,274	2,376
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Depreciation expense	(2,734)	(2,154)	(1,876)
Furniture [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	36	7
Acquisitions	4	38
Depreciation expense	(14)	(9)
Property, plant and equipment, end of period	26	36	7
Furniture [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	81	43
Property, plant and equipment, end of period	85	81	43
Furniture [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Depreciation expense	(59)	(45)	(36)
Computers / IT [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	126	34
Acquisitions	271	126
Depreciation expense	(87)	(34)
Property, plant and equipment, end of period	310	126	34
Computers / IT [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	298	172
Property, plant and equipment, end of period	569	298	172
Computers / IT [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Depreciation expense	(259)	(172)	(138)
Lab Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	934	429
Acquisitions	1,369	734
Depreciation expense	(453)	(229)
Property, plant and equipment, end of period	1,850	934	429
Lab Equipment [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	2,792	2,058
Property, plant and equipment, end of period	4,161	2,792	2,058
Lab Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Depreciation expense	(2,311)	(1,858)	(1,629)
Leasehold Improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	24	30
Acquisitions	169	0
Depreciation expense	(26)	(6)
Property, plant and equipment, end of period	167	24	30
Leasehold Improvements [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	103	103
Property, plant and equipment, end of period	272	103	103
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Depreciation expense	SFr (105)	SFr (79)	SFr (73)